Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of April 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS — 15.2%
748,125	A-AP Buyer, Inc. 7.075% (1-Month Term SOFR+325 basis points), 9/9/2031[2,3,4]	$748,125
1,997,292	Accession Risk Management Group, Inc. 9.053% (3-Month Term SOFR+475 basis points), 11/1/2029[2,4,5,6]	1,996,043
731,025	Acrisure LLC 7.325% (1-Month Term SOFR+300 basis points), 11/6/2030[2,3,4]	724,175
496,250	Ahead DB Holdings LLC 7.299% (3-Month Term SOFR+350 basis points), 2/3/2031[2,3,4]	493,692
1,235,030	AI Aqua Merger Sub, Inc. 7.319% (1-Month Term SOFR+300 basis points), 7/31/2028[2,3,4]	1,222,383
	Aimbridge Acquisition Co., Inc.
67,348	9.935% (1-Month Term SOFR+550 basis points), 2/28/2027[2,4]	67,348
67,696	11.935% (1-Month Term SOFR+761 basis points), 7/5/2027[2,4]	66,681
599,264	Alliant Holdings Intermediate LLC 7.073% (1-Month Term SOFR+300 basis points), 9/19/2031[2,3,4]	595,800
493,778	Amynta Agency Borrower, Inc. 7.324% (1-Month Term SOFR+300 basis points), 12/29/2031[2,3,4]	494,087
471,957	AP Gaming I LLC 8.075% (1-Month Term SOFR+400 basis points), 2/15/2029[2,3,4]	473,181
493,769	Aretec Group, Inc. 7.825% (1-Month Term SOFR+350 basis points), 8/9/2030[2,3,4]	491,806
746,231	Aspire Bakeries Holdings LLC 8.575% (1-Month Term SOFR+425 basis points), 12/23/2030[2,3,4]	748,097
742,500	AssuredPartners, Inc. 7.825% (1-Month Term SOFR+350 basis points), 2/14/2031[2,3,4]	743,391
685,403	Astoria Energy LLC 0.100% (1-Month Term SOFR+350 basis points), 12/10/2027[2,3,4]	687,761
120,567	Asurion LLC 7.689% (1-Month Term SOFR+325 basis points), 12/23/2026[2,3,4]	119,795
729,403	Autokiniton U.S. Holdings, Inc. 8.442% (1-Month Term SOFR+400 basis points), 4/6/2028[2,3,4]	719,148
497,500	B&G Foods, Inc. 7.824% (1-Month Term SOFR+350 basis points), 10/10/2029[2,3,4]	476,978
733,125	Barracuda Networks, Inc. 8.791% (3-Month Term SOFR+450 basis points), 8/15/2029[2,3,4]	614,868
463,568	Brightview Landscapes LLC 6.294% (3-Month Term SOFR+200 basis points), 4/20/2029[2,3,4]	456,614
288,000	CCI Buyer, Inc. 8.299% (3-Month Term SOFR+400 basis points), 12/17/2027[2,3,4]	288,475
496,256	Cengage Learning, Inc. 7.823% (1-Month Term SOFR+350 basis points), 3/24/2031[2,3,4]	494,790
448,872	Central Parent LLC 7.549% (3-Month Term SOFR+325 basis points), 7/6/2029[2,3,4]	375,991

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
496,256	Century DE Buyer LLC 7.787% (3-Month Term SOFR+350 basis points), 10/30/2030[2,3,4]	$495,328
1,484,971	CHG Healthcare Services, Inc. 7.299% (3-Month Term SOFR+300 basis points), 9/29/2028[2,3,4]	1,482,699
500,000	Clarios Global LP 7.075% (1-Month Term SOFR+275 basis points), 1/28/2032[2,3,4]	491,043
493,750	CPM Holdings, Inc. 8.824% (1-Month Term SOFR+450 basis points), 9/28/2028[2,3,4]	479,142
736,947	Creative Artists Agency LLC 7.075% (1-Month Term SOFR+275 basis points), 10/1/2031[2,3,4]	734,512
800,000	Dedalus Finance GmbH 6.418% (6-Month Euribor+375 basis points), 7/17/2027[2,4]	903,097
713,065	Dotdash Meredith, Inc. 7.824% (1-Month Term SOFR+350 basis points), 12/1/2028[2,3,4]	693,456
1,498,111	EAB Global, Inc. 7.325% (1-Month Term SOFR+300 basis points), 8/16/2030[2,3,4]	1,472,358
718,369	ECI Macola/Max Holding LLC 7.549% (3-Month Term SOFR+325 basis points), 5/31/2030[2,3,4]	716,932
726,854	Edgewater Generation LLC 7.299% (1-Month Term SOFR+300 basis points), 8/1/2030[2,3,4]	726,400
414,465	EnergySolutions LLC 7.575% (1-Month Term SOFR+400 basis points), 9/23/2030[2,3,4]	413,429
736,729	Ensemble RCM LLC 7.291% (3-Month Term SOFR+300 basis points), 8/1/2029[2,3,4]	737,031
746,935	EP Purchaser LLC 9.061% (3-Month Term SOFR+450 basis points), 11/6/2028[2,4]	750,669
	EW Scripps Co.
330,308	7.439% (1-Month Term SOFR+575 basis points), 6/30/2028[2,3,4]	301,562
288,289	7.439% (1-Month Term SOFR+335 basis points), 11/30/2029[2,3,4]	240,051
736,788	Filtration Group Corp. 7.325% (1-Month Term SOFR+300 basis points), 12/26/2028[2,3,4]	736,987
728,071	Flexera Software LLC 7.299% (1-Month Term SOFR+300 basis points), 3/3/2028[2,3,4]	725,340
703,125	Forest City Enterprises LP 7.939% (1-Month Term SOFR+350 basis points), 12/8/2025[2,3,4]	678,417
746,250	Fortress Intermediate 3, Inc. 8.075% (1-Month Term SOFR+375 basis points), 6/27/2031[2,3,4]	732,258
750,000	Gloves Buyer, Inc. 1.000% (1-Month Term SOFR+400 basis points), 1/20/2032[2,3,4]	720,375
746,255	Grant Thornton Advisors Holdings LLC 7.075% (3-Month Term SOFR+275 basis points), 5/30/2031[2,3,4]	741,591
574,706	Great Outdoors Group LLC 7.575% (1-Month Term SOFR+325 basis points), 1/23/2032[2,3,4]	563,355

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
744,332	Grinding Media, Inc. 7.819% (3-Month Term SOFR+350 basis points), 10/12/2028[2,3,4]	$718,280
498,750	GTCR Everest Borrower LLC 7.049% (3-Month Term SOFR+300 basis points), 9/5/2031[2,3,4]	496,451
481,000	Hamilton Projects Acquiror LLC 7.325% (1-Month Term SOFR+375 basis points), 5/30/2031[2,3,4]	483,191
738,773	HireRight Holdings Corp. 7.553% (1-Month Term SOFR+325 basis points), 9/30/2030[2,3,4]	722,613
738,693	Howden Group Holdings Ltd. 7.825% (1-Month Term SOFR+350 basis points), 4/18/2030[2,4,7]	740,263
493,778	HUB International Ltd. 6.769% (3-Month Term SOFR+250 basis points), 6/20/2030[2,3,4]	491,181
732,958	Hudson River Trading LLC 7.322% (1-Month Term SOFR+300 basis points), 3/18/2030[2,3,4]	732,892
498,750	Hunter Douglas, Inc. 7.553% (3-Month Term SOFR+325 basis points), 1/20/2032[2,3,4]	487,633
456,133	INEOS U.S. Finance LLC 7.575% (1-Month Term SOFR+325 basis points), 2/19/2030[2,3,4]	428,081
442,125	INEOS U.S. Petrochem LLC 8.175% (1-Month Term SOFR+375 basis points), 3/1/2030[2,3,4]	375,806
627,348	Ivanti Software, Inc. 8.793% (3-Month Term SOFR+425 basis points), 12/1/2027[2,3,4]	473,202
748,116	IVI America LLC 8.049% (1-Month Term SOFR+375 basis points), 4/14/2031[2,3,4]	737,829
746,250	Kestrel Acquisition LLC 7.799% (3-Month Term SOFR+350 basis points), 11/6/2031[2,3,4]	747,571
744,375	LBM Acquisition LLC 8.179% (1-Month Term SOFR+375 basis points), 6/6/2031[2,3,4]	706,847
750,000	Leia Finco U.S. LLC 7.458% (3-Month Term SOFR+325 basis points), 10/9/2031[2,3,4]	746,513
	Lightstone Holdco LLC
1,110,043	10.041% (3-Month Term SOFR+575 basis points), 1/29/2027[2,3,4]	1,110,598
62,786	10.041% (3-Month Term SOFR+575 basis points), 1/29/2027[2,3,4]	62,817
744,374	Mariner Wealth Advisors LLC 6.799% (3-Month Term SOFR+300 basis points), 8/18/2028[2,3,4]	743,908
729,675	Medical Solutions Holdings, Inc. 7.891% (3-Month Term SOFR+350 basis points), 11/1/2028[2,3,4]	445,912
667,828	Medline Borrower LP 6.572% (1-Month Term SOFR+225 basis points), 10/23/2028[2,3,4]	642,367
	MH Sub I LLC
439,912	8.575% (1-Month Term SOFR+425 basis points), 5/3/2028[2,3,4]	417,366
297,728	8.575% (1-Month Term SOFR+425 basis points), 12/31/2031[2,3,4]	261,974

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
746,250	Mitchell International, Inc. 7.575% (1-Month Term SOFR+325 basis points), 6/17/2031[2,3,4]	$737,493
746,255	Nexus Buyer LLC 7.825% (1-Month Term SOFR+350 basis points), 7/31/2031[2,3,4]	745,064
729,441	NorthAB LLC 6.799% (3-Month Term SOFR+250 basis points), 11/24/2028[2,3,4]	723,449
482,705	Nouryon Finance B.V. 7.553% (3-Month Term SOFR+325 basis points), 4/3/2028[2,3,4,7]	480,291
496,256	OMNIA Partners LLC 7.033% (1-Month Term SOFR+375 basis points), 7/25/2030[2,3,4]	494,911
744,375	OneDigital Borrower LLC 7.325% (1-Month Term SOFR+300 basis points), 7/2/2031[2,3,4]	734,140
750,000	Opal U.S. LLC 9.844% (1-Month Term SOFR+325 basis points), 4/23/2032[2,3,4]	744,848
496,256	Outcomes Group Holdings, Inc. 7.575% (1-Month Term SOFR+325 basis points), 5/6/2031[2,3,4]	494,911
615,656	Ovg Business Services LLC 7.325% (1-Month Term SOFR+300 basis points), 6/25/2031[2,3,4]	611,808
748,125	Peer Holding III B.V. 0.000% (1-Month Term SOFR+250 basis points), 7/1/2031[2,3,4,7]	746,023
724,719	Peraton Corp. 8.175% (1-Month Term SOFR+375 basis points), 2/1/2028[2,3,4]	655,741
716,322	Petco Health & Wellness Co., Inc. 7.811% (3-Month Term SOFR+325 basis points), 3/6/2028[2,3,4]	627,162
742,519	Phoenix Guarantor, Inc. 6.825% (1-Month Term SOFR+250 basis points), 2/21/2031[2,3,4]	738,546
750,000	PHRG Intermediate LLC 0.000% (6-Month Term SOFR+400 basis points), 2/20/2032[3,4,5]	699,375
729,219	PODS LLC 7.552% (3-Month Term SOFR+300 basis points), 3/31/2028[2,3,4]	676,482
727,552	Pre-Paid Legal Services, Inc. 7.575% (1-Month Term SOFR+375 basis points), 12/15/2028[2,3,4]	721,793
	Project Alpha Intermediate Holding, Inc.
742,519	7.549% (3-Month Term SOFR+325 basis points), 10/28/2030[2,3,4]	740,406
500,000	5.000% (1-Month Term SOFR+500 basis points), 11/22/2032[2,3,4]	480,938
744,288	Project Boost Purchaser LLC 7.299% (3-Month Term SOFR+350 basis points), 7/16/2031[2,3,4]	739,015
299,668	Prometric Holdings, Inc. 9.189% (1-Month Term SOFR+475 basis points), 1/31/2028[2,3,4]	300,791
748,111	Proofpoint, Inc. 7.325% (1-Month Term SOFR+300 basis points), 8/31/2028[2,3,4]	744,512
494,981	Propulsion BC Newco LLC 7.549% (1-Month Term SOFR+325 basis points), 9/14/2029[2,3,4]	495,832

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
750,000	QXO, Inc. 7.280% (1-Month Term SOFR+300 basis points), 4/30/2032[2,4]	$742,500
	Raven Acquisition Holdings LLC
50,000	3.250% (3-Month Term SOFR+325 basis points), 11/20/2031[2,3,4]	49,540
700,000	7.575% (1-Month Term SOFR+325 basis points), 11/20/2031[2,3,4]	693,564
727,387	RealPage, Inc. 7.561% (3-Month Term SOFR+300 basis points), 4/24/2028[2,3,4]	721,397
	Red Planet Borrower LLC
500,000	6.280% (1-Month Term SOFR+525 basis points), 9/29/2028[2,3,4]	498,125
725,564	7.925% (1-Month Term SOFR+350 basis points), 9/29/2028[2,3,4]	711,960
738,773	Renaissance Holdings Corp. 8.325% (1-Month Term SOFR+400 basis points), 4/8/2030[2,3,4]	691,060
738,788	Rocket Software, Inc. 8.575% (1-Month Term SOFR+475 basis points), 11/28/2028[2,3,4]	734,783
500,639	Rohm Holding GmbH 7.598% (6-Month Euribor+500 basis points), 1/29/2029[2,3,4]	542,070
967,695	Sophos Holdings LLC 7.935% (1-Month Term SOFR+350 basis points), 3/5/2027[2,3,4]	968,228
748,125	TCP Sunbelt Acquisition Co. 8.572% (3-Month Term SOFR+425 basis points), 10/24/2031[2,3,4]	749,999
500,000	TK Elevator U.S. Newco, Inc. 3.000% (1-Month Term SOFR+300 basis points), 4/30/2030[2,3,4]	498,658
748,125	Touchdown Acquirer, Inc. 7.579% (3-Month Term SOFR+275 basis points), 2/21/2031[2,3,4]	737,217
873,959	Traverse Midstream Partners LLC 7.291% (3-Month Term SOFR+350 basis points), 2/16/2028[2,3,4]	872,866
456,075	UGI Energy Services LLC 6.825% (1-Month Term SOFR+250 basis points), 2/22/2030[2,3,4]	456,531
732,894	UKG, Inc. 7.320% (3-Month Term SOFR+350 basis points), 2/10/2031[2,3,4]	731,230
729,375	Univision Communications, Inc. 8.549% (3-Month Term SOFR+425 basis points), 6/25/2029[2,3,4]	709,091
550,000	VFH Parent LLC 6.825% (1-Month Term SOFR+250 basis points), 6/20/2031[2,3,4]	548,625
579,000	Vision Solutions, Inc. 8.541% (3-Month Term SOFR+400 basis points), 4/24/2028[2,3,4]	539,918
746,255	VS Buyer LLC 7.019% (1-Month Term SOFR+275 basis points), 4/14/2031[2,3,4]	743,926
992,500	Wec U.S. Holdings Ltd. 6.574% (1-Month Term SOFR+275 basis points), 1/27/2031[2,3,4]	984,749
146,956	Wellpath Holdings, Inc. 0.000% (3-Month USD Libor+900 basis points), 10/1/2026[2,3,4]	3,001

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
15,530	Wellpath Recovery Solutions 12.800% (3-Month Term SOFR+850 basis points), 1/27/2030[2,4]	$15,530
729,459	Whatabrands LLC 6.825% (1-Month Term SOFR+250 basis points), 8/3/2028[2,3,4]	726,297
496,167	Zacapa SARL 8.049% (3-Month Term SOFR+375 basis points), 3/22/2029[2,3,4,7]	494,927
742,500	Zelis Payments Buyer, Inc. 7.075% (1-Month Term SOFR+275 basis points), 9/28/2029[2,3,4]	726,878
	Total Bank Loans
	(Cost $72,470,647)	71,434,757
	BONDS — 74.7%
	ASSET-BACKED SECURITIES — 67.8%
	522 Funding CLO Ltd.
1,000,000	Series 2020-6A, Class F, 12.581% (3-Month Term SOFR+830.16 basis points), 10/23/2034[3,4,8]	963,791
1,500,000	Series 2019-5A, Class ER, 11.016% (3-Month Term SOFR+676 basis points), 4/15/2035[3,4,8]	1,460,998
1,000,000	Aimco CLO Ltd. Series 2020-11A, Class D2R2, 8.480% (3-Month Term SOFR+420 basis points), 7/17/2037[3,4,8]	984,461
1,000,000	AIMCO CLO Ltd. Series 2019-10A, Class ARR, 5.682% (3-Month Term SOFR+141 basis points), 7/22/2037[3,4,8]	1,002,896
1,500,000	Alinea CLO Ltd. Series 2018-1A, Class DR, 6.519% (3-Month Term SOFR+225 basis points), 7/20/2031[3,4,8]	1,477,379
1,000,000	Anchorage Capital CLO Ltd. Series 2020-16A, Class A1R2, 5.519% (3-Month Term SOFR+125 basis points), 1/19/2038[3,4,8]	992,532
1,050,000	Annisa CLO Ltd. Series 2016-2A, Class DRR, 7.069% (3-Month Term SOFR+280 basis points), 7/20/2031[3,4,8]	1,044,431
	Apidos CLO
2,250,000	Series 2017-28A, Class C, 7.031% (3-Month Term SOFR+276.16 basis points), 1/20/2031[3,4,8]	2,246,488
1,250,000	Series 2017-28A, Class D, 10.031% (3-Month Term SOFR+576.16 basis points), 1/20/2031[3,4,8]	1,249,992
1,000,000	Series 2013-12A, Class ER, 9.918% (3-Month Term SOFR+566.16 basis points), 4/15/2031[3,4,8]	983,478
1,750,000	Series 2015-20A, Class DR, 10.222% (3-Month Term SOFR+596.16 basis points), 7/16/2031[3,4,8]	1,747,822
1,500,000	Series XXXA, Class CR, 7.269% (3-Month Term SOFR+300 basis points), 10/18/2031[3,4,8]	1,500,000

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Apidos CLO
1,500,000	Series 2018-29A, Class C, 7.293% (3-Month Term SOFR+301.16 basis points), 7/25/2030[3,4,8]	$1,500,000
1,250,000	Series 2015-23A, Class DRR, 6.856% (3-Month Term SOFR+260 basis points), 4/15/2033[3,4,8]	1,236,325
1,000,000	Apidos CLO Ltd. Series 2022-42A, Class D1R, 6.719% (3-Month Term SOFR+245 basis points), 4/20/2038[3,4,8]	968,474
	Ares CLO Ltd.
2,000,000	Series 2018-47A, Class D, 7.218% (3-Month Term SOFR+296.16 basis points), 4/15/2030[3,4,8]	2,001,437
2,150,000	Series 2018-50A, Class D, 7.418% (3-Month Term SOFR+316.16 basis points), 1/15/2032[3,4,8]	2,159,047
1,500,000	Series 2016-39A, Class AR3, 5.689% (3-Month Term SOFR+142 basis points), 7/18/2037[3,4,8]	1,497,900
1,000,000	Series 2025-76A, Class E, 0.000% (3-Month Term SOFR+716 basis points), 5/27/2038[3,4,8]	980,000
725,000	Arini U.S. CLO Ltd. Series 1A, Class D, 0.000% (3-Month Term SOFR+400 basis points), 4/15/2038[3,4,8]	725,000
1,000,000	Bain Capital Credit CLO Series 2018-2A, Class DR, 7.219% (3-Month Term SOFR+295 basis points), 7/19/2031[3,4,8]	992,444
	Ballyrock CLO Ltd.
1,100,000	Series 2023-23A, Class D, 12.452% (3-Month Term SOFR+817 basis points), 4/25/2036[3,4,8]	1,107,983
1,000,000	Series 2020-14A, Class DR, 10.119% (3-Month Term SOFR+585 basis points), 7/20/2037[3,4,8]	952,152
	Barings CLO Ltd.
2,500,000	Series 2018-4A, Class D, 7.418% (3-Month Term SOFR+316.16 basis points), 10/15/2030[3,4,8]	2,504,409
1,000,000	Series 2024-5A, Class D1, 7.353% (3-Month Term SOFR+300 basis points), 7/15/2038[3,4,8]	1,002,297
1,500,000	Barings Euro CLO DAC Series 2015-1X, Class DRR, 5.808% (3-Month Euribor+365 basis points), 7/25/2035[3,4]	1,702,067
	Battalion CLO Ltd.
1,887,080	Series 2020-15A, Class A1RR, 5.260% (3-Month Term SOFR+98 basis points), 1/17/2033[3,4,8]	1,879,748
500,000	Series 2016-10A, Class CR2, 7.987% (3-Month Term SOFR+371.16 basis points), 1/25/2035[3,4,8]	488,205

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Bean Creek CLO Ltd. Series 2015-1A, Class DR, 7.281% (3-Month Term SOFR+301.16 basis points), 4/20/2031[3,4,8]	$1,011,205
	Benefit Street Partners CLO Ltd.
500,000	Series 2015-8A, Class DR, 10.131% (3-Month Term SOFR+586.16 basis points), 1/20/2031[3,4,8]	482,885
1,000,000	Series 2019-18A, Class DR, 7.918% (3-Month Term SOFR+366.16 basis points), 10/15/2034[3,4,8]	996,422
1,500,000	Series 2020-21A, Class ER, 11.218% (3-Month Term SOFR+696.16 basis points), 10/15/2034[3,4,8]	1,497,682
1,000,000	Series 2019-18A, Class ER, 11.268% (3-Month Term SOFR+701.16 basis points), 10/15/2034[3,4,8]	987,197
1,000,000	Series 2019-17A, Class D1R2, 7.406% (3-Month Term SOFR+315 basis points), 10/15/2037[3,4,8]	1,005,321
1,000,000	Series 2022-27A, Class D1R, 7.419% (3-Month Term SOFR+315 basis points), 10/20/2037[3,4,8]	993,177
2,000,000	Series 2024-37A, Class A, 5.698% (3-Month Term SOFR+135 basis points), 1/25/2038[3,4,8]	1,992,375
1,500,000	Series 2024-36A, Class D1, 7.364% (3-Month Term SOFR+295 basis points), 1/25/2038[3,4,8]	1,503,075
2,000,000	Series 2015-6BR, Class D1R, 6.983% (3-Month Term SOFR+270 basis points), 4/20/2038[3,4,8]	1,968,672
1,000,000	BlueMountain CLO Ltd. Series 2020-29A, Class D2R, 8.793% (3-Month Term SOFR+451.16 basis points), 7/25/2034[3,4,8]	992,460
	Bryant Park Funding Ltd.
750,000	Series 2023-21A, Class E, 12.739% (3-Month Term SOFR+847 basis points), 10/18/2036[3,4,8]	756,360
1,000,000	Series 2024-22A, Class D, 8.556% (3-Month Term SOFR+430 basis points), 4/15/2037[3,4,8]	991,210
1,000,000	Series 2024-22A, Class E, 11.386% (3-Month Term SOFR+713 basis points), 4/15/2037[3,4,8]	1,009,999
1,000,000	Series 2024-23A, Class E, 11.053% (3-Month Term SOFR+673 basis points), 5/15/2037[3,4,8]	995,630
1,125,000	Series 2021-17RA, Class D1R, 7.519% (3-Month Term SOFR+325 basis points), 1/20/2038[3,4,8]	1,120,794
1,000,000	Series 2021-17RA, Class ER, 11.199% (3-Month Term SOFR+693 basis points), 1/20/2038[3,4,8]	998,021
500,000	Canyon Capital CLO Ltd. Series 2014-1A, Class CR, 7.291% (3-Month Term SOFR+301.16 basis points), 1/30/2031[3,4,8]	495,405

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Carlyle Global Market Strategies CLO Ltd.
1,000,000	Series 2013-1A, Class DR, 11.060% (3-Month Term SOFR+674.16 basis points), 8/14/2030[3,4,8]	$995,000
750,000	Series 2014-1A, Class DR, 7.141% (3-Month Term SOFR+286.16 basis points), 4/17/2031[3,4,8]	750,024
2,000,000	Series 2014-2RA, Class C, 7.385% (3-Month Term SOFR+306.16 basis points), 5/15/2031[3,4,8]	1,986,887
1,500,000	Series 2012-4A, Class DR3, 7.772% (3-Month Term SOFR+350 basis points), 4/22/2032[3,4,8]	1,497,738
	CBAM Ltd.
2,000,000	Series 2017-4A, Class D, 7.118% (3-Month Term SOFR+286.16 basis points), 1/15/2031[3,4,8]	2,001,615
2,500,000	Series 2018-5A, Class D, 7.041% (3-Month Term SOFR+276.16 basis points), 4/17/2031[3,4,8]	2,467,190
	Cedar Funding CLO Ltd.
2,000,000	Series 2018-7A, Class DR, 7.019% (3-Month Term SOFR+275 basis points), 1/20/2031[3,4,8]	1,973,713
1,200,000	Series 2016-6A, Class DRR, 7.841% (3-Month Term SOFR+357.16 basis points), 4/20/2034[3,4,8]	1,200,225
1,500,000	Series 2014-4A, Class AR3, 5.619% (3-Month Term SOFR+134 basis points), 1/23/2038[3,4,8]	1,490,630
1,000,000	Series 2014-4A, Class DR3, 7.579% (3-Month Term SOFR+330 basis points), 1/23/2038[3,4,8]	989,778
2,000,000	Series 2020-12A, Class ARR, 5.457% (3-Month Term SOFR+120 basis points), 1/25/2038[3,4,8]	1,979,646
2,000,000	CIFC European Funding CLO Series 3X, Class D, 5.879% (3-Month Euribor+360 basis points), 1/15/2034[3,4]	2,267,069
	CIFC Funding Ltd.
1,000,000	Series 2013-1A, Class DR, 11.172% (3-Month Term SOFR+691.16 basis points), 7/16/2030[3,4,8]	1,000,000
2,000,000	Series 2017-4A, Class D, 10.637% (3-Month Term SOFR+636.16 basis points), 10/24/2030[3,4,8]	1,991,172
1,000,000	Series 2013-3RA, Class D, 10.437% (3-Month Term SOFR+616.16 basis points), 4/24/2031[3,4,8]	987,283
1,500,000	Series 2018-3A, Class D, 7.381% (3-Month Term SOFR+311.16 basis points), 7/18/2031[3,4,8]	1,501,741
500,000	Series 2018-3A, Class E, 10.031% (3-Month Term SOFR+576.16 basis points), 7/18/2031[3,4,8]	489,973
1,000,000	Series 2021-4A, Class AR, 5.639% (3-Month Term SOFR+136 basis points), 7/23/2037[3,4,8]	995,925

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Creeksource Dunes Creek CLO Ltd. Series 2024-1A, Class E, 10.484% (3-Month Term SOFR+615 basis points), 1/15/2038[3,4,8]	$993,884
1,000,000	Creeksource Dunes Creek CLO Ltd. Series 2024-1A, Class D, 7.434% (3-Month Term SOFR+310 basis points), 1/15/2038[3,4,8]	1,004,089
1,250,000	Crestline Denali CLO Ltd. Series 2017-1A, Class D, 8.261% (3-Month Term SOFR+399.16 basis points), 4/20/2030[3,4,8]	1,254,662
2,000,000	Cumulus Static CLO Series 2024-1A, Class E, 8.796% (3-Month Euribor+624 basis points), 11/15/2033[3,4,8]	2,237,209
1,750,000	Dartry Park CLO DAC Series 1X, Class CRR, 5.511% (3-Month Euribor+335 basis points), 1/28/2034[3,4]	1,979,881
1,500,000	Dewolf Park CLO Ltd. Series 2017-1A, Class E, 10.718% (3-Month Term SOFR+646.16 basis points), 10/15/2030[3,4,8]	1,480,856
	Dryden CLO Ltd.
4,000,000	Series 2020-86A, Class SUB, 0.000%, 7/17/2030[3,8,9]	1,382,111
750,000	Series 2018-65A, Class D, 7.631% (3-Month Term SOFR+336.16 basis points), 7/18/2030[3,4,8]	741,220
1,275,000	Series 2019-80A, Class DR, 7.380% (3-Month Term SOFR+310 basis points), 1/17/2033[3,4,8]	1,253,261
1,000,000	Series 2020-77A, Class FR, 12.174% (3-Month Term SOFR+785.16 basis points), 5/20/2034[3,4,8]	889,843
1,000,000	Dryden Euro CLO Series 2013-29X, Class B2RE, 2.050%, 7/15/2032[3]	1,119,887
2,600,000	Dryden Leveraged CLO 5.150%, 1/19/2038	2,975,102
	Dryden Senior Loan Fund
3,000,000	Series 2013-30A, Class DR, 7.185% (3-Month Term SOFR+286.16 basis points), 11/15/2028[3,4,8]	3,006,901
1,000,000	Series 2013-30A, Class FR, 11.835% (3-Month Term SOFR+751.16 basis points), 11/15/2028[3,4,8]	692,601
1,000,000	Series 2017-49A, Class DR, 7.931% (3-Month Term SOFR+366.16 basis points), 7/18/2030[3,4,8]	988,862
975,000	Series 2016-45A, Class DRR, 7.306% (3-Month Term SOFR+305 basis points), 10/15/2030[3,4,8]	967,805
	Eaton Vance CLO Ltd.
1,575,000	Series 2015-1A, Class DR, 7.031% (3-Month Term SOFR+276.16 basis points), 1/20/2030[3,4,8]	1,561,902

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
2,250,000	Series 2013-1A, Class D3R, 11.318% (3-Month Term SOFR+706.16 basis points), 1/15/2034[3,4,8]	$2,170,167
1,000,000	Series 2020-2A, Class ER2, 10.756% (3-Month Term SOFR+650 basis points), 10/15/2037[3,4,8]	966,772
	Elmwood CLO Ltd.
2,500,000	Series 2022-1A, Class E, 10.622% (3-Month Term SOFR+635 basis points), 4/20/2035[3,4,8]	2,464,690
1,500,000	Series 2022-8A, Class FR, 12.019% (3-Month Term SOFR+775 basis points), 10/20/2036[3,4,8]	1,494,669
3,500,000	Series 2020-1A, Class AR, 5.729% (3-Month Term SOFR+146 basis points), 4/18/2037[3,4,8]	3,504,843
2,500,000	Series 2020-3A, Class ARR, 5.649% (3-Month Term SOFR+138 basis points), 7/18/2037[3,4,8]	2,492,123
500,000	Series 2019-3A, Class A1RR, 5.649% (3-Month Term SOFR+138 basis points), 7/18/2037[3,4,8]	500,125
750,000	Series 2023-1A, Class D2R, 8.234% (3-Month Term SOFR+395 basis points), 4/17/2038[3,4,8]	737,802
2,000,000	Series 2021-2A, Class D1R, 6.972% (3-Month Term SOFR+265 basis points), 4/20/2038[3,4,8]	1,952,934
1,000,000	Series 2021-2A, Class D2R, 8.072% (3-Month Term SOFR+375 basis points), 4/20/2038[3,4,8]	999,124
	Empower CLO Ltd.
1,250,000	Series 2023-1A, Class D, 9.782% (3-Month Term SOFR+550 basis points), 4/25/2036[3,4,8]	1,250,000
2,500,000	Series 2022-1A, Class A1R, 5.659% (3-Month Term SOFR+139 basis points), 10/20/2037[3,4,8]	2,506,757
1,500,000	Series 2022-1A, Class D1R, 7.269% (3-Month Term SOFR+300 basis points), 10/20/2037[3,4,8]	1,509,265
1,500,000	Series 2023-1A, Class D1R, 9.782% (3-Month Term SOFR+385 basis points), 4/25/2038[3,4,8]	1,500,000
1,250,000	Series 2023-1A, Class ER, 9.782% (3-Month Term SOFR+734 basis points), 4/25/2038[3,4,8]	1,237,500
1,000,000	Series 2025-1A, Class D2, 0.000% (3-Month Term SOFR+450 basis points), 7/20/2038[3,4,8,10]	1,000,000
	Flatiron CLO Ltd.
5,425,000	Series 2017-1A, Class SUB, 0.000%, 5/15/2030[3,8,9]	357,068
8,000,000	Series 2018-1A, Class SUB, 0.000%, 4/17/2031[3,8,9]	2,985,600
1,000,000	Series 2020-1A, Class ER, 10.772% (3-Month Term SOFR+645 basis points), 5/20/2036[3,4,8]	985,799
	Galaxy CLO Ltd.
1,000,000	Series 2018-26A, Class F, 12.590% (3-Month Term SOFR+826.16 basis points), 11/22/2031[3,4,8]	988,777

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Series 2023-32A, Class E, 11.599% (3-Month Term SOFR+733 basis points), 10/20/2036[3,4,8]	$1,009,996
	Generate CLO Ltd.
2,000,000	Series 3A, Class D2R, 9.169% (3-Month Term SOFR+490 basis points), 10/20/2036[3,4,8]	2,010,163
1,250,000	Series 7A, Class D1R, 8.272% (3-Month Term SOFR+400 basis points), 4/22/2037[3,4,8]	1,256,079
750,000	GoldenTree Loan Management EUR CLO DAC Series 5X, Class E, 7.486% (3-Month Euribor+525 basis points), 4/20/2034[3,4]	830,106
	GoldenTree Loan Management U.S. CLO Ltd.
1,000,000	Series 2019-5A, Class DRR, 7.069% (3-Month Term SOFR+280 basis points), 10/20/2032[3,4,8]	997,970
1,000,000	Series 2020-7A, Class FR, 12.281% (3-Month Term SOFR+801.16 basis points), 4/20/2034[3,4,8]	983,799
1,000,000	Series 2021-9A, Class FR, 12.729% (3-Month Term SOFR+846 basis points), 4/20/2037[3,4,8]	996,867
1,250,000	Goldentree Loan Opportunities Ltd. Series 2016-12A, Class DR, 7.431% (3-Month Term SOFR+316.16 basis points), 7/21/2030[3,4,8]	1,253,462
1,500,000	GoldenTree Loan Opportunities Ltd. Series 2016-12A, Class ER, 9.931% (3-Month Term SOFR+566.16 basis points), 7/21/2030[3,4,8]	1,506,764
2,000,000	Golub Capital Partners CLO Ltd. Series 2024-74A, Class A, 5.782% (3-Month Term SOFR+150 basis points), 7/25/2037[3,4,8]	1,997,795
500,000	Greenwood Park CLO Ltd. Series 2018-1A, Class E, 9.468% (3-Month Term SOFR+521.16 basis points), 4/15/2031[3,4,8]	489,142
1,000,000	Griffith Park CLO DAC Series 1X, Class DR, 8.049% (3-Month Euribor+552 basis points), 11/21/2031[3,4]	1,137,349
4,000,000	Grippen Park CLO Ltd. Series 2017-1A, Class SUB, 0.000%, 1/20/2030[3,8,9]	94,800
	Highbridge Loan Management Ltd.
850,000	Series 3A-2014, Class CR, 8.131% (3-Month Term SOFR+386.16 basis points), 7/18/2029[3,4,8]	853,200
1,250,000	Series 5A-2015, Class DR3, 7.256% (3-Month Term SOFR+300 basis points), 10/15/2030[3,4,8]	1,231,774
3,500,000	Series 12A-18, Class SUB, 0.000%, 7/18/2031[3,8,9]	22,400

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	HPS Loan Management Ltd.
1,000,000	Series 13A-18, Class DR, 7.206% (3-Month Term SOFR+295 basis points), 10/15/2030[3,4,8]	$1,001,532
2,000,000	Series 15A-19, Class ER, 11.072% (3-Month Term SOFR+680 basis points), 1/22/2035[3,4,8]	1,996,134
1,000,000	Invesco U.S. CLO Ltd. Series 2023-2A, Class ER, 12.650% (3-Month Term SOFR+788 basis points), 4/21/2038[3,4,8]	970,000
1,335,000	Jamestown CLO Ltd. Series 2018-11A, Class D, 10.523% (3-Month Term SOFR+628.16 basis points), 7/14/2031[3,4,8]	1,316,103
1,793,225	Madison Park Funding Ltd. Series 2019-35A, Class A1R, 5.521% (3-Month Term SOFR+125.16 basis points), 4/20/2032[3,4,8]	1,790,614
	Magnetite Ltd.
1,000,000	Series 2018-20A, Class E, 9.881% (3-Month Term SOFR+561.16 basis points), 4/20/2031[3,4,8]	994,866
750,000	Series 2022-35A, Class ER, 11.532% (3-Month Term SOFR+725 basis points), 10/25/2036[3,4,8]	757,498
1,500,000	Series 2023-39A, Class D1R, 6.982% (3-Month Term SOFR+270 basis points), 1/25/2037[3,4,8]	1,482,994
2,000,000	Series 2021-29A, Class AR, 5.606% (3-Month Term SOFR+135 basis points), 7/15/2037[3,4,8]	2,006,208
1,000,000	Series 2020-28A, Class D1RR, 6.956% (3-Month Term SOFR+270 basis points), 1/15/2038[3,4,8]	976,959
2,000,000	Series 2020-26A, Class D1R2, 6.766% (3-Month Term SOFR+250 basis points), 1/25/2038[3,4,8]	1,945,233
1,500,000	Menlo CLO Ltd. Series 2024-1A, Class A1, 5.689% (3-Month Term SOFR+142 basis points), 1/20/2038[3,4,8]	1,500,272
	Menlo CLO Ltd.
1,375,000	Series 2024-1A, Class D1, 7.519% (3-Month Term SOFR+325 basis points), 1/20/2038[3,4,8]	1,382,719
1,500,000	Series 2025-2A, Class D1, 0.000% (3-Month Term SOFR+330 basis points), 4/20/2038[3,4,8,10]	1,500,000
800,000	Milos CLO Ltd. Series 2017-1A, Class ER, 10.681% (3-Month Term SOFR+641.16 basis points), 10/20/2030[3,4,8]	763,482
	Morgan Stanley Eaton Vance CLO Ltd.
1,000,000	Series 2021-1A, Class E, 11.291% (3-Month Term SOFR+701.16 basis points), 10/20/2034[3,4,8]	975,452

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,250,000	Series 2022-16A, Class E, 11.106% (3-Month Term SOFR+685 basis points), 4/15/2035[3,4,8]	$1,203,455
1,000,000	Series 2023-19A, Class E, 13.172% (3-Month Term SOFR+890 basis points), 7/20/2036[3,4,8]	1,010,316
1,000,000	Series 2022-18A, Class D1R, 7.369% (3-Month Term SOFR+310 basis points), 10/20/2037[3,4,8]	1,004,628
1,500,000	Series 2022-18A, Class ER, 10.419% (3-Month Term SOFR+615 basis points), 10/20/2037[3,4,8]	1,470,538
	Mountain View CLO Ltd.
750,000	Series 2019-1A, Class DR, 8.458% (3-Month Term SOFR+420.16 basis points), 10/15/2034[3,4,8]	752,851
1,000,000	Series 2019-2A, Class DR, 8.856% (3-Month Term SOFR+460 basis points), 7/15/2037[3,4,8]	1,005,054
	Neuberger Berman CLO Ltd.
2,000,000	Series 2017-16SA, Class A1R2, 5.490% (3-Month Term SOFR+118 basis points), 4/15/2039[3,4,8]	1,988,500
1,750,000	Series 2017-16SA, Class D1R2, 7.010% (3-Month Term SOFR+270 basis points), 4/15/2039[3,4,8]	1,722,284
	Neuberger Berman Loan Advisers CLO Ltd.
1,250,000	Series 2024-55A, Class E, 10.769% (3-Month Term SOFR+650 basis points), 4/22/2038[3,4,8]	1,235,475
1,000,000	Series 2018-27A, Class D2R, 8.756% (3-Month Term SOFR+450 basis points), 7/15/2038[3,4,8]	1,005,749
1,175,000	Series 2018-27A, Class ER, 11.006% (3-Month Term SOFR+675 basis points), 7/15/2038[3,4,8]	1,153,202
1,000,000	Series 2019-33A, Class D2R2, 8.411% (3-Month Term SOFR+415 basis points), 4/16/2039[3,4,8]	998,930
1,000,000	Neuberger Berman Loan Advisers Euro CLO Series 2021-1X, Class D, 5.263% (3-Month Euribor+300 basis points), 4/17/2034[3,4]	1,128,006
	New Mountain CLO Ltd.
1,000,000	Series CLO-3A, Class E, 11.131% (3-Month Term SOFR+686.16 basis points), 10/20/2034[3,4,8]	998,355
1,500,000	Series CLO-1A, Class DRR, 7.106% (3-Month Term SOFR+285 basis points), 1/15/2038[3,4,8]	1,494,224
	New Mountain CLO Ltd.
1,000,000	Series CLO-5A, Class E, 11.119% (3-Month Term SOFR+685 basis points), 4/20/2036[3,4,8]	1,005,100
500,000	Series CLO-4A, Class E, 12.422% (3-Month Term SOFR+815 basis points), 4/20/2036[3,4,8]	500,000

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Newark BSL CLO Ltd.
1,250,000	Series 2017-1A, Class CR, 7.693% (3-Month Term SOFR+341.16 basis points), 7/25/2030[3,4,8]	$1,237,269
1,500,000	Series 2017-1A, Class D, 10.843% (3-Month Term SOFR+656.16 basis points), 7/25/2030[3,4,8]	1,442,791
4,000,000	Oaktree CLO Ltd. Series 2024-25A, Class A, 5.819% (3-Month Term SOFR+155 basis points), 4/20/2037[3,4,8]	4,008,378
	OCP CLO Ltd.
2,050,000	Series 2014-5A, Class CR, 7.444% (3-Month Term SOFR+316.16 basis points), 4/26/2031[3,4,8]	2,051,776
1,700,000	Series 2019-16A, Class ER, 10.822% (3-Month Term SOFR+661.16 basis points), 4/10/2033[3,4,8]	1,697,269
1,000,000	Series 2023-28A, Class E, 12.661% (3-Month Term SOFR+840 basis points), 7/16/2036[3,4,8]	1,007,111
1,500,000	Series 2023-30A, Class E, 11.365% (3-Month Term SOFR+709 basis points), 1/24/2037[3,4,8]	1,514,992
1,000,000	Series 2024-32A, Class D2, 9.050%, 4/23/2037[3,8]	1,016,103
895,000	Series 2024-32A, Class E, 11.039% (3-Month Term SOFR+676 basis points), 4/23/2037[3,4,8]	879,178
1,025,000	Series 2020-18A, Class A1R2, 5.639% (3-Month Term SOFR+137 basis points), 7/20/2037[3,4,8]	1,022,396
1,500,000	Series 2022-25A, Class A1R, 5.689% (3-Month Term SOFR+142 basis points), 7/20/2037[3,4,8]	1,498,358
1,305,000	Series 2020-18A, Class ER2, 10.519% (3-Month Term SOFR+625 basis points), 7/20/2037[3,4,8]	1,298,722
1,500,000	Series 2021-22A, Class D1R, 7.269% (3-Month Term SOFR+300 basis points), 10/20/2037[3,4,8]	1,503,985
1,000,000	OCP Euro DAC Series 2025-12A, Class B2, 4.700%, 1/20/2038[3,8]	1,138,139
	Octagon Investment Partners Ltd.
1,500,000	Series 2018-2A, Class C, 7.393% (3-Month Term SOFR+311.16 basis points), 7/25/2030[3,4,8]	1,485,298
1,805,000	Series 2013-1A, Class DR2, 7.043% (3-Month Term SOFR+276.16 basis points), 1/25/2031[3,4,8]	1,796,662
1,000,000	Series 2018-18A, Class C, 7.222% (3-Month Term SOFR+296.16 basis points), 4/16/2031[3,4,8]	982,601
2,000,000	OHA Credit Funding Ltd. Series 2021-8A, Class D1R, 6.919% (3-Month Term SOFR+265 basis points), 1/20/2038[3,4,8]	1,965,834

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OZLM Ltd.
1,500,000	Series 2017-21A, Class C, 7.201% (3-Month Term SOFR+293.16 basis points), 1/20/2031[3,4,8]	$1,504,240
1,750,000	Series 2014-6A, Class CT, 7.180% (3-Month Term SOFR+290 basis points), 4/17/2031[3,4,8]	1,752,244
1,500,000	Series 2014-6A, Class DS, 10.591% (3-Month Term SOFR+631.16 basis points), 4/17/2031[3,4,8]	1,353,913
1,500,000	Series 2018-20A, Class C, 7.481% (3-Month Term SOFR+321.16 basis points), 4/20/2031[3,4,8]	1,505,485
1,000,000	Park Avenue Institutional Advisers CLO Ltd. Series 2018-1A, Class C, 7.861% (3-Month Term SOFR+359.16 basis points), 10/20/2031[3,4,8]	1,000,346
	Post CLO Ltd.
1,500,000	Series 2023-1A, Class D, 9.522% (3-Month Term SOFR+525 basis points), 4/20/2036[3,4,8]	1,507,259
2,000,000	Series 2023-1A, Class E, 12.172% (3-Month Term SOFR+790 basis points), 4/20/2036[3,4,8]	2,012,064
1,000,000	Series 2024-1A, Class E, 11.069% (3-Month Term SOFR+680 basis points), 4/20/2037[3,4,8]	995,830
2,000,000	Series 2024-2A, Class A1, 5.876% (3-Month Term SOFR+142 basis points), 1/20/2038[3,4,8]	1,997,093
750,000	PPM CLO Ltd. Series 2019-3A, Class ER, 11.151% (3-Month Term SOFR+687.16 basis points), 4/17/2034[3,4,8]	662,826
	Recette CLO Ltd.
1,000,000	Series 2015-1A, Class YRR, 0.100%, 4/20/2034[3,8]	28,647
1,750,000	Series 2015-1A, Class FRR, 13.001% (3-Month Term SOFR+873.16 basis points), 4/20/2034[3,4,8]	1,580,178
	Regatta Funding Ltd.
1,000,000	Series 2019-2A, Class ER, 11.356% (3-Month Term SOFR+710 basis points), 1/15/2033[3,4,8]	1,003,291
3,000,000	Series 2016-1A, Class A1R2, 5.716% (3-Month Term SOFR+141.16 basis points), 6/20/2034[3,4,8]	3,006,291
1,250,000	Series 2016-1A, Class ER2, 10.966% (3-Month Term SOFR+666.16 basis points), 6/20/2034[3,4,8]	1,233,469
1,000,000	Series 2023-2A, Class D, 9.532% (3-Month Term SOFR+525 basis points), 1/25/2037[3,4,8]	1,006,044
1,000,000	Series 2017-1A, Class D1R, 7.980% (3-Month Term SOFR+370 basis points), 4/17/2037[3,4,8]	999,811
500,000	Series 2017-1A, Class D2R, 9.280% (3-Month Term SOFR+500 basis points), 4/17/2037[3,4,8]	501,830

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
2,000,000	Series 2017-3A, Class AR, 5.760% (3-Month Term SOFR+148 basis points), 7/17/2037[3,4,8]	$2,001,738
1,250,000	Series 2018-1A, Class ER, 11.030% (3-Month Term SOFR+675 basis points), 7/17/2037[3,4,8]	1,244,394
1,000,000	Series 2021-5A, Class D2R, 8.269% (3-Month Term SOFR+400 basis points), 1/20/2038[3,4,8]	977,118
2,075,000	Series 2021-1A, Class D1R, 6.856% (3-Month Term SOFR+260 basis points), 4/15/2038[3,4,8]	2,031,338
625,000	Riserva CLO Ltd. Series 2016-3A, Class FRR, 13.041% (3-Month Term SOFR+877.16 basis points), 1/18/2034[3,4,8]	566,658
1,000,000	Rockford Tower CLO Ltd. Series 2017-2A, Class ER, 10.768% (3-Month Term SOFR+651.16 basis points), 10/15/2029[3,4,8]	989,048
1,500,000	RR 15 Ltd. Series 2021-15A, Class C, 7.418% (3-Month Term SOFR+316.16 basis points), 4/15/2036[3,4,8]	1,481,569
2,250,000	RR 36 Ltd. Series 2024-36RA, Class C1R, 7.006% (3-Month Term SOFR+275 basis points), 1/15/2040[3,4,8]	2,207,185
1,000,000	Shackleton CLO Ltd. Series 2013-4RA, Class C, 7.373% (3-Month Term SOFR+313.16 basis points), 4/13/2031[3,4,8]	995,398
	Signal Peak CLO Ltd.
5,121,212	Series 2017-4A, Class SUB, 0.000%, 10/26/2034[3,8,9]	817,697
1,000,000	Series 2018-5A, Class D1R, 8.482% (3-Month Term SOFR+420 basis points), 4/25/2037[3,4,8]	985,197
	Silver Point CLO Ltd.
1,000,000	Series 2024-6A, Class D1, 7.556% (3-Month Term SOFR+330 basis points), 10/15/2037[3,4,8]	993,280
1,500,000	Series 2023-2A, Class D1R, 7.419% (3-Month Term SOFR+315 basis points), 4/20/2038[3,4,8]	1,499,919
2,325,000	Sixth Street CLO Ltd. Series 2023-22A, Class D1R, 6.919% (3-Month Term SOFR+265 basis points), 4/21/2038[3,4,8]	2,283,920
	Sound Point CLO Ltd.
1,000,000	Series 2018-2A, Class D, 7.544% (3-Month Term SOFR+326.16 basis points), 7/26/2031[3,4,8]	994,111
1,000,000	Series 2019-3A, Class DR, 8.043% (3-Month Term SOFR+376.16 basis points), 10/25/2034[3,4,8]	960,085

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Symphony CLO Ltd.
1,480,862	Series 2019-21A, Class AR2, 5.156% (3-Month Term SOFR+90 basis points), 7/15/2032[3,4,8]	$1,469,478
1,000,000	Series 2016-18A, Class DRR, 7.229% (3-Month Term SOFR+295 basis points), 7/23/2033[3,4,8]	998,229
	TCI-Flatiron CLO Ltd.
1,500,000	Series 2016-1A, Class ER3, 10.530% (3-Month Term SOFR+625 basis points), 1/17/2032[3,4,8]	1,510,435
1,000,000	Series 2018-1X, Class ER, 10.692% (3-Month Term SOFR+641.16 basis points), 1/29/2032[3,4]	1,006,756
1,000,000	Thayer Park CLO Ltd. Series 2017-1A, Class ER, 13.401% (3-Month Term SOFR+913.16 basis points), 4/20/2034[3,4,8]	923,719
	THL Credit Wind River CLO Ltd.
2,350,000	Series 2013-2A, Class DR, 7.481% (3-Month Term SOFR+321.16 basis points), 10/18/2030[3,4,8]	2,350,009
1,500,000	Series 2015-1A, Class ER, 10.331% (3-Month Term SOFR+606.16 basis points), 10/20/2030[3,4,8]	1,467,466
1,000,000	Series 2014-2A, Class DR, 7.418% (3-Month Term SOFR+316.16 basis points), 1/15/2031[3,4,8]	1,000,717
795,598	Series 2019-3A, Class AR2, 5.316% (3-Month Term SOFR+106 basis points), 4/15/2031[3,4,8]	793,870
750,000	Series 2019-3A, Class DR2, 7.356% (3-Month Term SOFR+310 basis points), 4/15/2031[3,4,8]	747,280
	Trestles CLO Ltd.
1,000,000	Series 2017-1A, Class A1RR, 5.742% (3-Month Term SOFR+146 basis points), 7/25/2037[3,4,8]	1,002,664
1,950,000	Series 2018-2A, Class A1R, 5.852% (3-Month Term SOFR+157 basis points), 7/25/2037[3,4,8]	1,958,433
1,000,000	Series 2023-6A, Class A1R, 5.454% (3-Month Term SOFR+118 basis points), 4/25/2038[3,4,8]	984,554
	Trinitas CLO Ltd.
2,000,000	Series 2023-25A, Class D1, 9.279% (3-Month Term SOFR+500 basis points), 1/23/2037[3,4,8]	2,007,345
2,000,000	Series 2024-29A, Class A1, 5.769% (3-Month Term SOFR+149 basis points), 7/23/2037[3,4,8]	1,995,491
1,500,000	Series 2025-34A, Class D1, 0.000% (3-Month Term SOFR+400 basis points), 4/22/2038[3,4,8]	1,500,000
750,000	Series 2025-34A, Class E, 0.000% (3-Month Term SOFR+716 basis points), 4/22/2038[3,4,8]	735,000

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
808,452	Upland CLO Ltd. Series 2016-1A, Class A1AR, 5.551% (3-Month Term SOFR+128.16 basis points), 4/20/2031[3,4,8]	$809,923
1,000,000	Verdelite Static CLO Ltd. Series 2024-1A, Class D, 7.119% (3-Month Term SOFR+285 basis points), 7/20/2032[3,4,8]	997,739
	Voya CLO Ltd.
500,000	Series 2013-1A, Class CR, 7.468% (3-Month Term SOFR+321.16 basis points), 10/15/2030[3,4,8]	500,999
1,000,000	Series 2014-1A, Class CR2, 7.331% (3-Month Term SOFR+306.16 basis points), 4/18/2031[3,4,8]	1,004,743
1,800,000	Series 2018-1A, Class C, 7.131% (3-Month Term SOFR+286.16 basis points), 4/19/2031[3,4,8]	1,780,616
2,000,000	Series 2018-3A, Class D, 7.518% (3-Month Term SOFR+326.16 basis points), 10/15/2031[3,4,8]	1,992,868
2,500,000	Series 2016-3A, Class CR, 7.781% (3-Month Term SOFR+351.16 basis points), 10/18/2031[3,4,8]	2,428,718
3,000,000	Series 2017-3A, Class CRR, 7.369% (3-Month Term SOFR+310 basis points), 4/20/2034[3,4,8]	2,996,806
1,125,000	Series 2022-3A, Class ER, 12.269% (3-Month Term SOFR+800 basis points), 10/20/2036[3,4,8]	1,132,313
250,000	Series 2022-4A, Class ER, 10.969% (3-Month Term SOFR+670 basis points), 4/20/2037[3,4,8]	249,632
1,000,000	Series 2019-1A, Class D1RR, 7.306% (3-Month Term SOFR+305 basis points), 10/15/2037[3,4,8]	1,006,171
1,500,000	Series 2020-3A, Class ARR, 5.519% (3-Month Term SOFR+125 basis points), 1/20/2038[3,4,8]	1,494,241
1,000,000	Series 2020-3A, Class D1RR, 6.969% (3-Month Term SOFR+270 basis points), 1/20/2038[3,4,8]	986,085
1,000,000	Series 2020-3A, Class D2RR, 8.119% (3-Month Term SOFR+385 basis points), 1/20/2038[3,4,8]	989,795
1,000,000	Series 2020-2A, Class D2RR, 8.280% (3-Month Term SOFR+400 basis points), 1/20/2038[3,4,8]	976,657
2,000,000	Voya Euro CLO DAC Series 1A, Class B2R, 5.150%, 10/15/2037[3,8]	2,299,735
411,148	Wellfleet CLO Ltd. Series 2018-2A, Class A1R, 5.349% (3-Month Term SOFR+108 basis points), 10/20/2031[3,4,8]	410,255
	Whitebox CLO Ltd.
2,000,000	Series 2023-4A, Class D1R, 8.185% (3-Month Term SOFR+390 basis points), 4/20/2036[3,4,8]	2,000,000
1,000,000	Series 2023-4A, Class ER, 10.765% (3-Month Term SOFR+648 basis points), 4/20/2036[3,4,8]	985,000

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
750,000	Wind River CLO Ltd. Series 2014-3A, Class DR2, 7.934% (3-Month Term SOFR+366.16 basis points), 10/22/2031[3,4,8]	$751,249
	Total Asset-Backed Securities
	(Cost $324,048,852)	318,029,114
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.8%
203,000	DBUBS Mortgage Trust Series 2011-LC3A, Class PM2, 5.268%, 5/10/2044[3,8,9]	145,897
3,488,685	GS Mortgage Securities Corp Trust Series 2012-BWTR, Class A, 2.954%, 11/5/2034[3,8]	3,037,071
500,000	WFLD Mortgage Trust Series 2014-MONT, Class D, 3.880%, 8/10/2031[3,8,9]	367,480
750,000	Worldwide Plaza Trust Series 2017-WWP, Class F, 3.715%, 11/10/2036[8,9]	43,313
	Total Commercial Mortgage-Backed Securities
	(Cost $4,125,676)	3,593,761
	CORPORATE — 6.1%
	BASIC MATERIALS — 0.4%
900,000	Novelis Corp. 4.750%, 1/30/2030[3,8]	838,125
925,000	SCIL USA Holdings LLC 5.375%, 11/1/2026[3,8]	913,438
		1,751,563
	COMMUNICATIONS — 0.7%
1,025,000	Altice Financing S.A. 5.000%, 1/15/2028[3,7,8]	781,563
1,075,000	Match Group, Inc. 4.625%, 6/1/2028[3,8]	1,036,031
545,000	Summer BC Holdco B SARL 5.875%, 2/15/2030[3]	603,876
950,000	Zegona Finance PLC 8.625%, 7/15/2029[3,7,8]	1,010,562
		3,432,032
	CONSUMER, CYCLICAL — 0.3%
1,160,000	Deuce Finco PLC 5.500%, 6/15/2027[3]	1,530,925
	CONSUMER, NON-CYCLICAL — 1.0%
950,000	AHP Health Partners, Inc. 5.750%, 7/15/2029[3,8]	874,000

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
875,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl 4.625%, 6/1/2028[3,7,8]	$841,897
695,000	Grifols Escrow Issuer S.A. 4.750%, 10/15/2028[3,7,8]	648,956
982,000	HAH Group Holding Co. LLC 9.750%, 10/1/2031[3,8]	943,070
219,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 3.375%, 8/31/2027[3,8]	209,145
925,000	Primo Water Holdings, Inc. / Triton Water Holdings, Inc. 6.250%, 4/1/2029[3,8]	921,156
400,000	WEX, Inc. 6.500%, 3/15/2033[3,8]	389,350
		4,827,574
	ENERGY — 0.7%
1,075,000	Archrock Partners LP / Archrock Partners Finance Corp. 6.250%, 4/1/2028[3,8]	1,076,344
300,000	Murray Energy Corp. 11.250%, 10/17/2027*,3,8,10,11	—
1,200,000	Star Holding LLC 8.750%, 8/1/2031[3,8]	1,101,000
659,000	Venture Global LNG, Inc. 8.125%, 6/1/2028[3,8]	655,705
700,000	XPLR Infrastructure LP 2.500%, 6/15/2026[8,12]	659,750
		3,492,799
	FINANCIAL — 0.8%
500,000	Acrisure LLC / Acrisure Finance, Inc. 7.500%, 11/6/2030[3,8]	509,778
500,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer 4.250%, 10/15/2027[3,8]	482,943
825,000	Blackstone Mortgage Trust, Inc. 3.750%, 1/15/2027[3,8]	785,016
1,100,000	CoreLogic, Inc. 4.500%, 5/1/2028[3,8]	1,042,048
750,000	Howden UK Refinance PLC 8.125%, 2/15/2032[3,7,8]	761,766
		3,581,551
	INDUSTRIAL — 0.5%
675,000	Graphic Packaging International LLC 3.500%, 3/15/2028[3,8]	638,719

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	INDUSTRIAL (Continued)
750,000	Smyrna Ready Mix Concrete LLC 6.000%, 11/1/2028[3,8]	$734,062
1,000,000	Trivium Packaging Finance B.V. 8.500%, 8/15/2027[3,7,8]	989,732
		2,362,513
	TECHNOLOGY — 0.9%
1,175,000	Ellucian Holdings, Inc. 6.500%, 12/1/2029[3,8]	1,177,937
1,050,000	Entegris, Inc. 4.375%, 4/15/2028[3,8]	1,013,250
	ON Semiconductor Corp.
544,000	3.875%, 9/1/2028[3,8]	514,873
280,000	0.500%, 3/1/2029[12]	240,635
540,000	Rocket Software, Inc. 6.500%, 2/15/2029[3,8]	515,025
725,000	Virtusa Corp. 7.125%, 12/15/2028[3,8]	692,171
		4,153,891
	UTILITIES — 0.8%
244,000	Atlantica Sustainable Infrastructure PLC 4.125%, 6/15/2028[3,7,8]	233,160
1,131,000	Calpine Corp. 4.500%, 2/15/2028[3,8]	1,108,380
341,000	Clearway Energy Operating LLC 4.750%, 3/15/2028[3,8]	333,754
1,275,000	Pike Corp. 5.500%, 9/1/2028[3,8]	1,251,094
139,000	Talen Energy Supply LLC 8.625%, 6/1/2030[3,8]	148,209
540,000	Venture Global Plaquemines LNG LLC 7.500%, 5/1/2033[3,8]	554,175
		3,628,772
	Total Corporate
	(Cost $29,052,237)	28,761,620
	Total Bonds
	(Cost $357,226,765)	350,384,495

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON EQUITY — 0.1%
	CONSUMER, CYCLICAL — 0.1%
6,465	Aimbridge Acquisition Co., Inc.	$426,690
	CONSUMER, NON-CYCLICAL — 0.0%
106	Wellpath Recovery Solutions	2,379
	Total Common Equity
	(Cost $429,069)	429,069
	EXCHANGE-TRADED FUNDS — 0.1%
5,311	Palmer Square CLO Senior Debt ETF[13]	107,229
6,805	Palmer Square Credit Opportunities ETF[13]	138,073
	Total Exchange-Traded Funds
	(Cost $244,336)	245,302

Number of Contracts
	PURCHASED OPTION CONTRACTS — 0.0%
	PUT OPTIONS — 0.0%
50	Transdigm Group, Inc. Exercise Price: $1,100.00, Notional Amount: $5,500,000, Expiration Date: May 16, 2025*	12,000
	Total Put Options
	(Cost $190,002)	12,000
	Total Purchased Option Contracts
	(Cost $190,002)	12,000

Number of Shares
	SHORT-TERM INVESTMENTS — 20.3%
95,151,301	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 4.15%[14,15]	95,151,301
	Total Short-Term Investments
	(Cost $95,151,301)	95,151,301
	TOTAL INVESTMENTS — 110.4%
	(Cost $525,712,120)	517,656,924
	Liabilities in Excess of Other Assets — (10.4)%	(48,705,042)
	TOTAL NET ASSETS — 100.0%	$468,951,882

EUR –	Euro
ETF –	Exchange-Traded Fund

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

*	Non-income producing security.
[1]	Local currency.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	Floating rate security.
[5]	All or a portion of the loan is unfunded.
[6]	Denotes investments purchased on a when-issued or delayed delivery basis.
[7]	Foreign security denominated in U.S. Dollars.
[8]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $333,862,836 which represents 71.19% of total net assets of the Fund.
[9]	Variable rate security.
[10]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[11]	Security is in default.
[12]	Convertible security.
[13]	Affiliated company.
[14]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $2,146,499, which represents 0.46% of total net assets of the Fund.
[15]	The rate is the annualized seven-day yield at period end.

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				Currency	Value At		Unrealized
		Currency	Settlement	Amount	Settlement	Value At	Appreciation
Sale Contracts	Counterparty	Exchange	Date	Sold	Date	April 30, 2025	(Depreciation)
EUR	JP Morgan	EUR per USD	5/8/2025	(2,000,000)	$(2,178,984)	$(2,266,885)	$(87,901)
EUR	JP Morgan	EUR per USD	6/5/2025	(2,750,000)	(2,933,663)	(3,122,679)	(189,016)
EUR	JP Morgan	EUR per USD	6/25/2025	(4,498,500)	(4,876,193)	(5,114,737)	(238,544)
EUR	JP Morgan	EUR per USD	7/24/2025	(3,300,000)	(3,755,119)	(3,758,718)	(3,599)
EUR	JP Morgan	EUR per USD	10/15/2025	(2,000,000)	(2,216,110)	(2,289,573)	(73,463)
EUR	JP Morgan	EUR per USD	12/2/2025	(2,600,000)	(2,786,334)	(2,981,083)	(194,749)
EUR	JP Morgan	EUR per USD	3/27/2026	(1,000,000)	(1,101,164)	(1,153,991)	(52,827)
					$(19,847,567)	$(20,687,666)	$(840,099)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(19,847,567)	$(20,687,666)	$(840,099)

EUR – Euro

USD – U.S. Dollar

See accompanying Notes to Consolidated Financial Statements.